Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)(1)(2)	9,288	$ 1,780,324
Huntington Ingalls Industries, Inc.(2)	953	194,965
Northrop Grumman Corp.(2)	6,565	2,889,847
RTX Corp.(2)	7,449	536,104
Textron, Inc.(2)	11,648	910,175
		$ 6,311,415
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(2)	4,494	$ 387,068
		$ 387,068
Automobile Components — 0.4%
Aptiv PLC(1)(2)	14,042	$ 1,384,401
Lear Corp.(2)	1,734	232,703
		$ 1,617,104
Automobiles — 1.6%
Tesla, Inc.(1)(2)	26,087	$ 6,527,489
		$ 6,527,489
Banks — 3.5%
Bank of America Corp.(2)	86,352	$ 2,364,318
Fifth Third Bancorp(2)	57,446	1,455,107
JPMorgan Chase & Co.(2)	48,706	7,063,344
KeyCorp(2)	99,264	1,068,081
M&T Bank Corp.(2)	4,618	583,946
PNC Financial Services Group, Inc. (The)(2)	11,331	1,391,107
Truist Financial Corp.	2,159	61,769
		$ 13,987,672
Beverages — 2.0%
Coca-Cola Co. (The)(2)	52,523	$ 2,940,237
PepsiCo, Inc.(2)	30,093	5,098,958
		$ 8,039,195
Biotechnology — 2.4%
AbbVie, Inc.(2)	19,355	$ 2,885,057
Amgen, Inc.(2)	15,371	4,131,110
Gilead Sciences, Inc.(2)	27,095	2,030,499
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	643,319
		$ 9,689,985
Security	Shares	Value
Broadline Retail — 3.3%
Amazon.com, Inc.(1)(2)	104,412	$ 13,272,853
		$ 13,272,853
Building Products — 0.1%
Carrier Global Corp.(2)	1,693	$ 93,453
Trane Technologies PLC(2)	1,269	257,493
		$ 350,946
Capital Markets — 1.3%
S&P Global, Inc.(2)	9,305	$ 3,400,140
State Street Corp.(2)	26,539	1,777,052
		$ 5,177,192
Chemicals — 1.8%
AdvanSix, Inc.(2)	1,530	$ 47,552
Corteva, Inc.(2)	26,850	1,373,646
Dow, Inc.(2)	14,210	732,668
Eastman Chemical Co.(2)	5,817	446,280
Ingevity Corp.(1)(2)	2,787	132,689
Linde PLC(2)	294	109,471
LyondellBasell Industries NV, Class A(2)	13,836	1,310,269
Sherwin-Williams Co. (The)(2)	11,939	3,045,042
		$ 7,197,617
Commercial Services & Supplies — 0.3%
Waste Management, Inc.(2)	6,763	$ 1,030,952
		$ 1,030,952
Communications Equipment — 1.1%
Cisco Systems, Inc.(2)	79,386	$ 4,267,791
		$ 4,267,791
Construction & Engineering — 0.2%
Quanta Services, Inc.(2)	4,232	$ 791,680
		$ 791,680
Construction Materials — 0.3%
Vulcan Materials Co.(2)	5,482	$ 1,107,474
		$ 1,107,474
Consumer Finance — 1.3%
American Express Co.(2)	19,047	$ 2,841,622
Discover Financial Services(2)	25,589	2,216,775
		$ 5,058,397

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.(2)	2,717	$ 1,534,996
Dollar Tree, Inc.(1)(2)	15,870	1,689,362
Sysco Corp.(2)	2,500	165,125
Walgreens Boots Alliance, Inc.	18,315	407,326
Walmart, Inc.(2)	10,893	1,742,117
		$ 5,538,926
Containers & Packaging — 1.0%
Avery Dennison Corp.(2)	13,509	$ 2,467,689
Packaging Corp. of America(2)	9,486	1,456,575
		$ 3,924,264
Distributors — 0.6%
Genuine Parts Co.(2)	15,809	$ 2,282,503
		$ 2,282,503
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	8,898	$ 133,648
Verizon Communications, Inc.	3,515	113,921
		$ 247,569
Electric Utilities — 0.8%
Duke Energy Corp.(2)	8,196	$ 723,379
Edison International(2)	20,090	1,271,496
Pinnacle West Capital Corp.(2)	8,766	645,879
Xcel Energy, Inc.(2)	12,009	687,155
		$ 3,327,909
Electrical Equipment — 0.8%
Emerson Electric Co.(2)	29,903	$ 2,887,733
Generac Holdings, Inc.(1)(2)	3,668	399,665
		$ 3,287,398
Entertainment — 1.5%
Netflix, Inc.(1)(2)	8,196	$ 3,094,810
Walt Disney Co. (The)(1)(2)	34,820	2,822,161
		$ 5,916,971
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B(1)(2)	22,253	$ 7,795,226
Fidelity National Information Services, Inc.(2)	25,140	1,389,488
Global Payments, Inc.(2)	3,854	444,713
Mastercard, Inc., Class A(2)	16,279	6,445,019
Visa, Inc., Class A(2)	21,879	5,032,388
		$ 21,106,834
Security	Shares	Value
Food Products — 1.1%
Mondelez International, Inc., Class A(2)	44,414	$ 3,082,332
Tyson Foods, Inc., Class A(2)	28,696	1,448,861
		$ 4,531,193
Ground Transportation — 0.9%
Canadian Pacific Kansas City, Ltd.(2)	11,700	$ 870,597
J.B. Hunt Transport Services, Inc.(2)	2,663	502,029
Norfolk Southern Corp.(2)	11,072	2,180,409
		$ 3,553,035
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories(2)	43,108	$ 4,175,010
Baxter International, Inc.(2)	26,799	1,011,394
Stryker Corp.(2)	12,560	3,432,271
Zimmer Biomet Holdings, Inc.(2)	3,848	431,823
		$ 9,050,498
Health Care Providers & Services — 2.7%
CVS Health Corp.(2)	39,004	$ 2,723,259
UnitedHealth Group, Inc.(2)	15,785	7,958,639
		$ 10,681,898
Health Care REITs — 0.1%
Ventas, Inc.(2)	6,472	$ 272,665
		$ 272,665
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.(1)(2)	1,060	$ 3,268,987
Chipotle Mexican Grill, Inc.(1)(2)	374	685,105
Marriott International, Inc., Class A(2)	6,415	1,260,932
Marriott Vacations Worldwide Corp.(2)	2,064	207,700
McDonald's Corp.(2)	16,559	4,362,303
Travel + Leisure Co.(2)	9,305	341,773
		$ 10,126,800
Household Durables — 0.5%
Lennar Corp., Class A(2)	18,642	$ 2,092,192
		$ 2,092,192
Household Products — 1.3%
Clorox Co. (The)(2)	6,843	$ 896,843
Kimberly-Clark Corp.(2)	11,708	1,414,912
Procter & Gamble Co. (The)(2)	21,151	3,085,085
		$ 5,396,840

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.0%
3M Co.(2)	3,258	$ 305,014
Honeywell International, Inc.(2)	19,696	3,638,639
		$ 3,943,653
Industrial REITs — 0.6%
ProLogis, Inc.(2)	21,887	$ 2,455,940
		$ 2,455,940
Insurance — 2.5%
Allstate Corp. (The)(2)	21,562	$ 2,402,222
Chubb, Ltd.(2)	2,741	570,621
Cincinnati Financial Corp.(2)	18,022	1,843,470
Marsh & McLennan Cos., Inc.(2)	19,935	3,793,631
Principal Financial Group, Inc.(2)	5,042	363,377
Prudential Financial, Inc.(2)	5,899	559,756
Travelers Cos., Inc. (The)(2)	3,902	637,236
		$ 10,170,313
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(1)(2)	76,344	$ 9,990,376
Alphabet, Inc., Class C(1)(2)	66,860	8,815,491
Meta Platforms, Inc., Class A(1)(2)	18,873	5,665,863
		$ 24,471,730
IT Services — 0.6%
Accenture PLC, Class A(2)	365	$ 112,095
VeriSign, Inc.(1)(2)	11,895	2,409,095
		$ 2,521,190
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.(2)	8,914	$ 4,511,999
		$ 4,511,999
Machinery — 1.2%
Caterpillar, Inc.(2)	3,626	$ 989,898
Ingersoll Rand, Inc.(2)	7,017	447,123
PACCAR, Inc.(2)	5,229	444,570
Snap-on, Inc.(2)	6,380	1,627,283
Stanley Black & Decker, Inc.(2)	10,023	837,722
Westinghouse Air Brake Technologies Corp.(2)	4,982	529,437
		$ 4,876,033
Media — 1.0%
Comcast Corp., Class A(2)	89,597	$ 3,972,731
Security	Shares	Value
Media (continued)
Paramount Global, Class B	16,915	$ 218,204
		$ 4,190,935
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.(2)	15,255	$ 409,597
CMS Energy Corp.(2)	38,452	2,042,186
DTE Energy Co.(2)	10,342	1,026,754
NiSource, Inc.(2)	49,999	1,233,975
Public Service Enterprise Group, Inc.(2)	30,431	1,731,828
		$ 6,444,340
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.(2)	22,089	$ 3,724,647
Diamondback Energy, Inc.(2)	19,227	2,977,878
DT Midstream, Inc.(2)	5,171	273,649
EOG Resources, Inc.(2)	14,121	1,789,978
Exxon Mobil Corp.(2)	25,354	2,981,123
Marathon Petroleum Corp.(2)	22,621	3,423,462
Phillips 66(2)	22,582	2,713,227
Pioneer Natural Resources Co.(2)	2,103	482,744
Valero Energy Corp.(2)	4,167	590,506
Williams Cos., Inc. (The)(2)	2,785	93,827
		$ 19,051,041
Passenger Airlines — 0.2%
Southwest Airlines Co.(2)	27,333	$ 739,904
		$ 739,904
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A(2)	3,326	$ 480,773
		$ 480,773
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.(2)	41,044	$ 2,382,194
Eli Lilly & Co.(2)	4,865	2,613,137
Johnson & Johnson(2)	39,428	6,140,911
Merck & Co., Inc.(2)	49,478	5,093,760
Organon & Co.(2)	3,384	58,746
Pfizer, Inc.(2)	64,933	2,153,828
		$ 18,442,576
Professional Services — 0.4%
Ceridian HCM Holding, Inc.(1)(2)	4,805	$ 326,019
ManpowerGroup, Inc.(2)	1,193	87,471

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Robert Half, Inc.(2)	13,637	$ 999,320
Verisk Analytics, Inc.	1,172	276,873
		$ 1,689,683
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 602,550
		$ 602,550
Residential REITs — 0.7%
Apartment Income REIT Corp.(2)	11,985	$ 367,940
AvalonBay Communities, Inc.(2)	9,432	1,619,852
Invitation Homes, Inc.(2)	32,476	1,029,164
		$ 3,016,956
Retail REITs — 0.5%
Simon Property Group, Inc.(2)	17,320	$ 1,871,080
		$ 1,871,080
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(1)(2)	22,021	$ 2,264,199
Analog Devices, Inc.(2)	15,118	2,647,011
Applied Materials, Inc.(2)	15,313	2,120,085
Broadcom, Inc.(2)	7,268	6,036,655
NVIDIA Corp.(2)	33,738	14,675,692
ON Semiconductor Corp.(1)(2)	19,247	1,789,009
QUALCOMM, Inc.(2)	10,178	1,130,369
Teradyne, Inc.(2)	16,574	1,665,024
		$ 32,328,044
Software — 9.7%
Adobe, Inc.(1)(2)	9,237	$ 4,709,947
Intuit, Inc.(2)	2,130	1,088,302
Microsoft Corp.(2)	91,432	28,869,654
Oracle Corp.(2)	29,049	3,076,870
Salesforce, Inc.(1)(2)	5,963	1,209,177
		$ 38,953,950
Specialized REITs — 0.2%
Iron Mountain, Inc.(2)	14,132	$ 840,147
SBA Communications Corp.(2)	493	98,684
		$ 938,831
Specialty Retail — 1.4%
Home Depot, Inc. (The)(2)	18,232	$ 5,508,981
		$ 5,508,981
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.(2)	179,640	$ 30,756,164
		$ 30,756,164
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(2)	27,115	$ 2,592,736
		$ 2,592,736
Tobacco — 0.6%
Philip Morris International, Inc.(2)	27,713	$ 2,565,670
		$ 2,565,670
Trading Companies & Distributors — 0.6%
Fastenal Co.(2)	20,160	$ 1,101,543
United Rentals, Inc.	2,804	1,246,574
		$ 2,348,117
Total Common Stocks (identified cost $94,079,709)		$401,625,514

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	888,590	$ 888,590
Total Short-Term Investments (identified cost $888,590)		$ 888,590
Total Investments — 100.3% (identified cost $94,968,299)		$402,514,104
Total Written Call Options — (0.2)% (premiums received $3,317,195)		$ (902,845)
Other Assets, Less Liabilities — (0.1)%		$ (486,077)
Net Assets — 100.0%		$401,125,182
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	74	$31,731,570	$4,560	10/2/23	$ (185)
S&P 500 Index	74	31,731,570	4,530	10/4/23	(370)
S&P 500 Index	74	31,731,570	4,525	10/6/23	(555)
S&P 500 Index	74	31,731,570	4,530	10/9/23	(740)
S&P 500 Index	74	31,731,570	4,525	10/11/23	(1,850)
S&P 500 Index	74	31,731,570	4,535	10/13/23	(2,960)
S&P 500 Index	74	31,731,570	4,510	10/16/23	(8,325)
S&P 500 Index	74	31,731,570	4,510	10/18/23	(13,135)
S&P 500 Index	74	31,731,570	4,400	10/20/23	(150,960)
S&P 500 Index	75	32,160,375	4,390	10/23/23	(171,375)
S&P 500 Index	75	32,160,375	4,360	10/25/23	(303,750)
S&P 500 Index	74	31,731,570	4,390	10/27/23	(248,640)
Total					$(902,845)
Abbreviations:
REITs	– Real Estate Investment Trusts
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $888,590, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,043,069	$44,673,074	$(44,827,553)	$ —	$ —	$888,590	$62,749	888,590
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$401,625,514*	$ —	$ —	$401,625,514
Short-Term Investments	888,590	—	—	888,590
Total Investments	$402,514,104	$ —	$ —	$402,514,104
Liability Description
Written Call Options	$ (902,845)	$ —	$ —	$ (902,845)
Total	$ (902,845)	$ —	$ —	$ (902,845)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.